Intangible assets - Additional information (Details) - EUR (€)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, goodwill			€ 0
Description to measure fair value less costs of disposal		In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). The VIU calculation is based on a Dividend Discount model using three year management approved plans, updated for the expected impact of Covid-19. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates.
Bonds maturity year		30 years
Change in discount rate assumption		1.00%
Percentage decrease in available cash flow		10.00%
Future growth rate		0.00%
Wholesale Banking [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	€ 260,000,000
Wholesale Banking [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	9.38%		7.29%
Terminal growth rate	0.85%		0.69%
Retail Belgium [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	€ 50,000,000
Discount rate	9.54%		6.94%
Terminal growth rate	0.00%		0.00%
Retail Belgium [member] | Retail Belux Segment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	€ 43,000,000
Retail Belgium [member] | Corporate Line Banking [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	€ 8,000,000
Software [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill		€ 688,000,000	€ 741,000,000
Project Maggie [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of an intangible asset		141,000,000
Acquired Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of an intangible asset		19,000,000
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of an intangible asset		20,000,000
Trade Name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of an intangible asset		€ 14,000,000